Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule for significant portions of deferred income tax assets
	As of December 31,
	2015	2014
Current deferred tax assets/(liabilities):
State taxes	$(199,861)	$(77,495)
Capitalized research and development costs	298,621	25,265
Accrual to cash adjustment	638,754	-
Other	34,588	10,313
Net operating loss	1,867,086	1,067,039
Gross deferred tax assets	2,639,188	1,025,122
Valuation allowance	(2,639,188)	(1,025,122)
Total deferred tax assets	$-	$-